Long-Term Debt - Revolver (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Jan. 31, 2014	Jan. 22, 2014	Dec. 31, 2013
Secured Debt [Member]
Debt Instrument [Line Items]
Revolving loan outstanding		$ 40.0	$ 40.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Variation in applicable rate for LIBOR Rate Loan	2.50%
Variation in applicable rate for LIBOR Rate Loan	3.00%
Variation in applicable rate for Base Rate Loan	1.50%
Variation in applicable rate for Base Rate Loan	2.00%
Letters of credit outstanding	$ 11.0			$ 4.6